Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statement of Shareholders' Equity [Abstract]
Derivative instruments terminated in connection with aircraft sale, tax	$ 320,000
Change in fair value of derivatives, deferred tax expense (benefit)	3,486,000	1,456,000
Reclassification from other comprehensive income into earnings due to termination of derivative liabilities, deferred tax expense (benefit)		3,926,000
Reclassification from other comprehensive income into earnings, deferred tax benefit	186,000	41,000
Underwriting commission		$ 1,086,000